Available-For-Sale Securities (Summary Of The Available-For-Sale Securities Portfolio) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 1,284,733		$ 1,491,913
Gross unrealized gains	22,402		17,025
Gross unrealized losses	(15,338)		(12,636)
Fair Value	1,291,797		1,496,302
U.S. Treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	16,028		104,418
Gross unrealized gains	145
Gross unrealized losses			(8,321)
Fair Value	16,173		96,097
U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	760,533		882,095
Gross unrealized gains	5,596		2,682
Gross unrealized losses	(213)		(722)
Fair Value	765,916		884,055
Municipal [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	57,962		51,493
Gross unrealized gains	2,159		896
Gross unrealized losses	(23)		(86)
Fair Value	60,098		52,303
Corporate Notes And Other, Financial Issuers [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	149,229		186,931
Gross unrealized gains	1,914		3,048
Gross unrealized losses	(8,499)		(2,972)
Fair Value	142,644		187,007
Corporate Notes And Other, Other [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	27,070		74,629
Gross unrealized gains	287		330
Gross unrealized losses	(65)		(51)
Fair Value	27,292		74,908
Mortgage-Backed, Agency [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	206,549	[1]	148,693	[1]
Gross unrealized gains	12,078	[1]	9,963	[1]
Gross unrealized losses	(15)	[1]	(3)	[1]
Fair Value	218,612	[1]	158,653	[1]
Mortgage-Backed, Non-Agency CMOs [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	29,767	[1]	3,018	[1]
Gross unrealized gains	175	[1]	10	[1]
Gross unrealized losses	(3)	[1]
Fair Value	29,939	[1]	3,028	[1]
Other Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	37,595		40,636
Gross unrealized gains	48		96
Gross unrealized losses	(6,520)		(481)
Fair Value	$ 31,123		$ 40,251

[1]	Consisting entirely of residential mortgage-backed securities, none of which are subprime.